Stock based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
The following tables provide additional information related to the options:

2015 Activity	Number of shares (in millions)	Weighted average exercise price	Remaining weighted average contractual life in years	Intrinsic value (in millions)
Beginning balance	5.2	$12.23	6.2	$44.5
Granted	0.6	$17.78		—
Exercised	(0.4)	$8.58		—
Forfeited/expired	(0.1)	$19.30		—
Total outstanding	5.3	$12.94	5.7	$15.1
Options exercisable	4.2	$10.80	5.0	$6.9

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted in 2015, 2014 and 2013 are as follows:

	2015	2014	2013
Weighted average fair value	$6.36	$8.47	$8.41
Assumptions
Expected life (in years)	6.30	6.25	6.25
Volatility	33%	27%	30%
Dividend yield	—%	—%	—%
Risk free interest rate	1.81%	1.96%	1.17%

Nonvested Restricted Stock Shares Activity
Further information about the restricted stock units follows (shares in thousands):

Restricted stock units
2015 Activity
Nonvested at beginning of year	849.1
Granted	797.5
Vested	(246.5)
Forfeited	(187.9)
Nonvested at the end of year	1,212.2
Restricted stock generally vests over a three or four year period from the date of grant. Further information about the restricted stock follows (shares in thousands):

2015 Activity
Nonvested at beginning of year	421.9
Granted	38.9
Vested	(225.7)
Forfeited	(30.9)
Nonvested at the end of year	204.2